UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

PERMAL ALTERNATIVE SELECT FUND

FORM N-Q

JULY 31, 2014

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited)	July 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 34.4%
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 1.0%
American Axle & Manufacturing Holdings Inc.	3,424	$62,967	*
Faurecia	848	29,863	(a)
Goodyear Tire & Rubber Co.	2,975	74,881
Koito Manufacturing Co., Ltd.	2,300	63,218	(a)

Total Auto Components		230,929

Automobiles - 0.3%
Motors Liquidation Co. GUC Trust	2,613	62,973	*

Diversified Consumer Services - 0.8%
Service Corporation International	3,162	66,402
Sotheby’s Holdings Inc.	3,134	124,263

Total Diversified Consumer Services		190,665

Hotels, Restaurants & Leisure - 1.1%
Boyd Gaming Corp.	1,079	11,869	*
Bwin.Party Digital Entertainment PLC	3,964	5,726	(a)
Caesars Acquisition Co., Class A Shares	280	3,220	*
Caesars Entertainment Corp.	718	11,488	*
ClubCorp Holdings Inc.	525	8,878
Darden Restaurants Inc.	96	4,488
International Game Technology	1,111	18,809
Intrawest Resorts Holdings Inc.	182	2,051	*
MGM Resorts International	6,100	163,724	*
OPAP SA	754	12,301	(a)
Pinnacle Entertainment Inc.	499	10,878	*

Total Hotels, Restaurants & Leisure		253,432

Household Durables - 0.6%
Harman International Industries Inc.	1,356	147,194	(b)

Internet & Catalog Retail - 1.4%
Netflix Inc.	800	338,176	*(c)

Media - 0.9%
AMC Networks Inc., Class A Shares	104	6,226	*
CBS Corp., Class B Shares	183	10,400
Clear Channel Outdoor Holdings Inc., Class A Shares	7,704	58,165
Discovery Communications Inc., Class A Shares	118	10,055	*
DISH Network Corp., Class A Shares	380	23,507	*
Scripps Networks Interactive, Class A Shares	105	8,653
Starz	223	6,358	*
Time Warner Inc.	986	81,858
Twenty-First Century Fox Inc.	270	8,553
Viacom Inc., Class B Shares	76	6,283

Total Media		220,058

Specialty Retail - 1.6%
Container Store Group Inc.	7,600	159,828	*
L Brands Inc.	1,200	69,564
Michaels Cos. Inc.	1,320	19,906	*
Urban Outfitters Inc.	4,100	146,493	*(c)

Total Specialty Retail		395,791

Textiles, Apparel & Luxury Goods - 2.3%
Compagnie Financiere Richemont SA	900	85,650	(a)
Lululemon Athletica Inc.	1,900	73,093	*
Michael Kors Holdings Ltd.	1,900	154,812	*
Prada SpA, ADR	4,950	69,993
PVH Corp.	500	55,090
Ralph Lauren Corp.	450	70,137

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Swatch Group AG, ADR	1,500	$39,870

Total Textiles, Apparel & Luxury Goods		548,645

TOTAL CONSUMER DISCRETIONARY		2,387,863

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.4%
Rite Aid Corp.	15,500	103,695	*

Food Products - 0.1%
Darling Ingredients Inc.	547	10,240	*

Tobacco - 0.1%
Lorillard Inc.	417	25,220

TOTAL CONSUMER STAPLES		139,155

ENERGY - 6.1%
Energy Equipment & Services - 2.9%
Baker Hughes Inc.	1,815	124,818	(b)
Cameron International Corp.	1,988	140,969	*(b)
Dresser-Rand Group Inc.	800	47,608	*
Nabors Industries Ltd.	1,800	48,888
Oil States International Inc.	1,454	89,116	*(b)
Schlumberger Ltd.	1,450	157,165	(c)
Technip SA	495	45,520	(a)
Weatherford International PLC	2,200	49,214	*

Total Energy Equipment & Services		703,298

Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	37	3,953
Concho Resources Inc.	650	91,520	*
CONSOL Energy Inc.	349	13,548
EOG Resources Inc.	450	49,248
EP Energy Corp., Class A Shares	5,193	103,860	*(b)
EQT Corp.	338	31,711
Golar LNG Ltd.	2,000	123,220
Laredo Petroleum Inc.	3,500	94,990	*
Marathon Petroleum Corp.	512	42,742	(b)
Newfield Exploration Co.	1,500	60,450	*
PBF Energy Inc., Class A Shares	594	16,097
Stone Energy Corp.	1,000	38,050	*
Tanker Investments Ltd.	269	2,860	*(a)
Tesoro Corp.	153	9,416
Valero Energy Corp.	506	25,705
Western Refining Inc.	427	17,490
WPX Energy Inc.	1,600	32,912	*

Total Oil, Gas & Consumable Fuels		757,772

TOTAL ENERGY		1,461,070

FINANCIALS - 1.3%
Banks - 0.1%
Alpha Bank AE	27,945	22,292	*(a)
Eurobank Ergasias SA	6,930	3,098	*(a)

Total Banks		25,390

Consumer Finance - 0.0%
Santander Consumer USA Holdings Inc.	234	4,486

Diversified Financial Services - 0.4%
WL Ross Holding Corp.	10,000	103,000	*

Insurance - 0.0%
Ambac Financial Group Inc.	82	1,858	*

Real Estate Investment Trusts (REITs) - 0.8%
Campus Crest Communities Inc.	7,603	60,824	(b)
Chimera Investment Corp.	19,720	62,512
Pennymac Mortgage Investment Trust	2,550	54,596	(b)

Total Real Estate Investment Trusts (REITs)		177,932

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.0%
PennyMac Financial Services Inc., Class A Shares	261	$3,949	*

TOTAL FINANCIALS		316,615

HEALTH CARE - 5.5%
Biotechnology - 0.9%
Celldex Therapeutics Inc.	2,600	34,034	*
NPS Pharmaceuticals Inc.	3,100	86,614	*
Receptos Inc.	2,300	95,243	*

Total Biotechnology		215,891

Health Care Equipment & Supplies - 1.0%
Covidien PLC	1,438	124,401
Spectranetics Corp.	3,300	84,645	*
Wright Medical Group Inc.	1,200	36,984	*

Total Health Care Equipment & Supplies		246,030

Health Care Providers & Services - 1.6%
Brookdale Senior Living Inc.	4,000	138,600	*
Community Health Systems Inc.	887	42,310	*(b)
HCA Holdings Inc.	87	5,682	*
McKesson Corp.	1,050	201,453	(c)

Total Health Care Providers & Services		388,045

Pharmaceuticals - 2.0%
AbbVie Inc.	2,700	141,318
Actavis PLC	1,300	278,538	*(c)
Mylan Inc.	180	8,887	*
Perrigo Co. PLC	300	45,135

Total Pharmaceuticals		473,878

TOTAL HEALTH CARE		1,323,844

INDUSTRIALS - 3.9%
Aerospace & Defense - 1.1%
Exelis Inc.	3,634	61,196
Rolls-Royce Holdings PLC	1,423	24,791	(a)
Safran SA	603	35,317	(a)
Triumph Group Inc.	2,370	150,139	(b)

Total Aerospace & Defense		271,443

Airlines - 0.0%
Singapore Airlines Ltd.	855	7,054	(a)

Building Products - 0.2%
Armstrong World Industries Inc.	80	3,894	*
Nortek Inc.	420	33,504	*

Total Building Products		37,398

Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co.	2,964	51,455

Electrical Equipment - 0.6%
Babcock & Wilcox Co.	1,400	43,456
General Cable Corp.	2,801	62,266
Osram Licht AG	591	23,902	*(a)
SolarCity Corp.	107	7,654	*

Total Electrical Equipment		137,278

Machinery - 0.8%
Harsco Corp.	2,133	53,901
Kurita Water Industries Ltd.	1,700	39,283	(a)
Sulzer AG	315	41,615	(a)
Terex Corp.	1,496	51,627

Total Machinery		186,426

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Marine - 0.1%
Diana Shipping Inc.	2,809	$27,388	*

Road & Rail - 0.9%
Hertz Global Holdings Inc.	7,200	203,184	*(c)

TOTAL INDUSTRIALS		921,626

INFORMATION TECHNOLOGY - 4.9%
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp.	78	2,409

Internet Software & Services - 1.8%
eBay Inc.	1,400	73,920	*
Google Inc., Class A Shares	150	86,933	*
LinkedIn Corp., Class A Shares	750	135,480	*
Twitter Inc.	2,800	126,532	*

Total Internet Software & Services		422,865

IT Services - 0.6%
AtoS	465	36,250	(a)
ITOCHU Techno-Solutions Corp.	1,100	49,026	(a)
MasterCard Inc., Class A Shares	800	59,320

Total IT Services		144,596

Software - 2.5%
Imperva Inc.	2,900	64,293	*
MicroStrategy Inc., Class A Shares	2,100	300,573	*(c)
Solarwinds Inc.	3,500	143,990	*
TIBCO Software Inc.	5,100	98,430	*

Total Software		607,286

TOTAL INFORMATION TECHNOLOGY		1,177,156

MATERIALS - 1.9%
Chemicals - 0.7%
Cytec Industries Inc.	560	56,476
Kuraray Co., Ltd.	4,200	55,262	(a)
Rockwood Holdings Inc.	228	17,998
Taminco Corp.	2,143	44,789	*

Total Chemicals		174,525

Construction Materials - 0.0%
Headwaters Inc.	167	1,849	*

Containers & Packaging - 0.9%
Berry Plastics Group Inc.	1,147	27,861	*
Owens-Illinois Inc.	6,208	193,627	*(b)

Total Containers & Packaging		221,488

Metals & Mining - 0.3%
Barrick Gold Corp.	691	12,493
Freeport-McMoRan Inc.	1,188	44,218

Total Metals & Mining		56,711

TOTAL MATERIALS		454,573

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Hellenic Telecommunications Organization SA	2,121	29,020	*(a)

Wireless Telecommunication Services - 0.1%
Tim Participacoes SA, ADR	675	17,969

TOTAL TELECOMMUNICATION SERVICES		46,989

UTILITIES - 0.0%
Multi-Utilities - 0.0%
CenterPoint Energy Inc.	462	11,236

TOTAL COMMON STOCKS (Cost - $8,225,210)		8,240,127

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.7%
INDUSTRIALS - 0.7%
Marine - 0.7%
Diana Shipping Inc. (Cost - $147,540)	8.875%		6,000	$158,100

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 3.5%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Tesla Motors Inc., Senior Notes	0.250%	3/1/19	$30,000	28,369
Tesla Motors Inc., Senior Notes	1.250%	3/1/21	45,000	42,272

TOTAL CONSUMER DISCRETIONARY				70,641

FINANCIALS - 2.1%
Capital Markets - 0.0%
New Mountain Finance Corp., Senior Notes	5.000%	6/15/19	10,000	10,212	(d)

Real Estate Investment Trusts (REITs) - 2.1%
Resource Capital Corp., Senior Notes	6.000%	12/1/18	150,000	151,875	(b)
Spirit Realty Capital Inc., Senior Notes	2.875%	5/15/19	120,000	120,601
Spirit Realty Capital Inc., Senior Notes	3.750%	5/15/21	95,000	96,188
Starwood Waypoint Residential Trust, Senior Notes	3.000%	7/1/19	125,000	126,797	(d)

Total Real Estate Investment Trusts (REITs)				495,461

TOTAL FINANCIALS				505,673

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Vivus Inc., Senior Notes	4.500%	5/1/20	30,000	22,125	(d)

INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
SolarCity Corp., Senior Notes	2.750%	11/1/18	10,000	14,000

INFORMATION TECHNOLOGY - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
SunEdison Inc., Senior Notes	0.250%	1/15/20	220,000	222,062	(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $829,230)				834,501

CORPORATE BONDS & NOTES - 14.5%
CONSUMER DISCRETIONARY - 3.4%
Diversified Consumer Services - 0.7%
Odeon & UCI Finco PLC, Senior Secured Notes	9.000%	8/1/18	100,000	172,207	(d)

Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Operating Co. Inc., Secured Notes	10.000%	12/15/18	300,000	101,250
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	30,000	26,550
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	8.500%	2/15/20	5,000	4,400
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	190,000	158,175

Total Hotels, Restaurants & Leisure				290,375

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 1.5%
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	$165,000	$158,400	(d)
Numericable Group SA, Senior Secured Bonds	6.250%	5/15/24	200,000	201,250	(d)

Total Media				359,650

TOTAL CONSUMER DISCRETIONARY				822,232

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
New Albertsons Inc., Senior Bonds	7.750%	6/15/26	10,000	9,800
New Albertsons Inc., Senior Bonds	8.700%	5/1/30	10,000	9,975
New Albertsons Inc., Senior Bonds	8.000%	5/1/31	15,000	14,512
Safeway Inc., Senior Notes	3.950%	8/15/20	15,000	15,119
Safeway Inc., Senior Notes	4.750%	12/1/21	10,000	10,191

TOTAL CONSUMER STAPLES				59,597

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Ridgebury Crude Tankers LLC, Senior Secured Bonds	7.625%	3/20/17	250,000	256,875	(e)
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., Senior Notes	6.000%	7/30/19	200,000	199,000

TOTAL ENERGY				455,875

FINANCIALS - 2.6%
Capital Markets - 0.6%
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	70,000	13,387	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	100,000	19,125	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	200,000	30,572	(a)*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	100,000	20,250	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	57,000	11,400	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	50,000	10,000	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	124,000	24,800	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	50,000	10,000	*

Total Capital Markets				139,534

Insurance - 2.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	275,000	308,687	(d)
Hub Holdings LLC/Hub Holdings Finance Inc., Senior Notes	8.125%	7/15/19	175,000	173,688	(d)(f)

Total Insurance				482,375

TOTAL FINANCIALS				621,909

INDUSTRIALS - 1.7%
Aerospace & Defense - 1.5%
TransDigm Inc., Senior Subordinated Notes	6.000%	7/15/22	350,000	352,187	(d)

Professional Services - 0.2%
Ceridian LLC/Comdata Inc., Senior Notes	8.125%	11/15/17	55,000	55,000	(d)

TOTAL INDUSTRIALS				407,187

MATERIALS - 3.9%
Metals & Mining - 3.9%
Essar Steel Minnesota LLC, Senior Secured Notes	11.500%	5/15/20	5,000	5,156	(d)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	200,000	206,250	(d)
HudBay Minerals Inc., Senior Notes	9.500%	10/1/20	300,000	331,500	(b)
Thompson Creek Metals Co. Inc., Senior Notes	7.375%	6/1/18	230,000	225,975
Walter Energy Inc., Senior Secured Notes	9.500%	10/15/19	165,000	164,794	(d)

TOTAL MATERIALS				933,675

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT		VALUE
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Inmarsat Finance PLC, Senior Notes	4.875%	5/15/22	$165,000		$163,763	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $3,432,135)					3,464,238

			SHARES/ UNITS
MASTER LIMITED PARTNERSHIPS - 0.7%
Financials - 0.7%
Apollo Global Management LLC, Class A Shares			2,595		68,145
Blackstone Group LP			2,030		66,340
Fortress Investment Group LLC, Class A Shares			3,880		28,091

Total Financials					162,576

Liquids Transportation & Storage - 0.0%
PBF Logistics LP			192		4,937	*

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $170,799)					167,513

MUNICIPAL BONDS - 1.1%
Puerto Rico - 1.1%
Puerto Rico Public Buildings Authority Revenue, GTD Commonwealth, Qualified Zone Academy Bonds - Direct Payment (Cost - $262,980)	5.600%	7/1/30	350,000		257,687

		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT†
PURCHASED OPTIONS - 1.1%
Actavis PLC, Call @ $200.00		1/17/15	6		14,760
Actavis PLC, Call @ $220.00		1/17/15	3		4,260
Dresser-Rand Group Inc. Call @ $65.00		9/20/14	3		270
Google Inc., Call @ $560.00		1/17/15	6		27,414
Hertz Global Holdings Inc., Call @ $27.00		9/20/14	22		5,258
L Brands Inc., Call @ $57.50		1/15/16	18		11,790
LinkedIn Corp., Call @ $180.00		1/17/15	9		18,090
LinkedIn Corp., Call @ $200.00		1/15/16	5		13,500
MasterCard Inc., Call @ $72.00		1/17/15	17		9,775
MGM Resorts International, Call @ $15.00		1/17/15	44		54,120
Netflix Inc., Call @ $400.00		1/15/16	6		54,060
Pound Sterling/U.S. Dollar, Call @ $1.72		10/3/14	234,000	GBP	1,223
Pound Sterling/U.S. Dollar, Call @ $1.73		10/7/14	502,000	GBP	1,684
Ralph Lauren Corp., Call @ $155.00		1/17/15	10		9,750
Starbucks Corp., Call @ $72.50		1/15/16	18		19,440
U.S. Dollar/Japanese Yen, Call @ 102.25		8/12/14	702,900		5,573
U.S. Dollar/Japanese Yen, Call @ 102.50		8/13/14	210,900		1,354
U.S. Dollar/Japanese Yen, Call @ 102.75		8/13/14	246,000		1,238
U.S. Dollar/Japanese Yen, Call @ 103.00		12/15/14	351,600		5,473
Weatherford International PLC, Call @ $23.00		1/17/15	15		2,340

TOTAL PURCHASED OPTIONS (Cost - $245,641)					261,372

			WARRANTS
WARRANTS - 0.0%
Alpha Bank AE		12/10/17	2,952		6,008	*
Piraeus Bank SA		1/2/18	3,707		4,066	*

TOTAL WARRANTS (Cost - $12,058)					10,074

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $13,325,593)					13,393,612

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 19.0%
State Street Institutional Investment Trust Treasury Money Market Fund, Institutional Class	0.000%	$4,027,419	$4,027,419
State Street Institutional Investment Trust Treasury Plus Fund, Institutional Class	0.000%	270,412	270,412
State Street Institutional Liquid Reserves Fund	0.072%	233,308	233,308

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,531,139)			4,531,139

TOTAL INVESTMENTS - 75.0% (Cost - $17,856,732#)			17,924,751
Other Assets in Excess of Liabilities - 25.0%			5,990,289

TOTAL NET ASSETS - 100.0%			$23,915,040

*	Non-income producing security.

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	All or a portion of this security is held by the custodian as collateral for open swap contracts.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts
GBP	— British Pound

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT ‡
COMMON STOCKS - (5.2)%
CONSUMER DISCRETIONARY - (0.4)%
Automobiles - (0.3)%
General Motors Co.	(1,306)	$(44,169)
Tesla Motors Inc.	(117)	(26,126	)*

Total Automobiles		(70,295)

Multiline Retail - (0.1)%
Takashimaya Co., Ltd.	(3,000)	(27,630	)(a)

Specialty Retail - (0.0)%
Five Below Inc.	(64)	(2,344	)*

Textiles, Apparel & Luxury Goods - (0.0)%
Kate Spade & Co.	(133)	(5,031	)*

TOTAL CONSUMER DISCRETIONARY		(105,300)

CONSUMER STAPLES - (0.4)%
Food & Staples Retailing - (0.1)%
Sprouts Farmers Market Inc.	(959)	(29,259	)*

Household Products - (0.1)%
Energizer Holdings Inc.	(249)	(28,576)

Tobacco - (0.2)%
Altria Group Inc.	(704)	(28,582)
Reynolds American Inc.	(122)	(6,814)

Total Tobacco		(35,396)

TOTAL CONSUMER STAPLES		(93,231)

FINANCIALS - (0.0)%
Real Estate Investment Trusts (REITs) - (0.0)%
Starwood Waypoint Residential Trust	(449)	(11,804	)*

HEALTH CARE - (0.6)%
Health Care Equipment & Supplies - (0.5)%
Intuitive Surgical Inc.	(62)	(28,368)
Medtronic Inc.	(1,375)	(84,893)

Total Health Care Equipment & Supplies		(113,261)

Pharmaceuticals - (0.1)%
Valeant Pharmaceuticals International Inc.	(234)	(27,469)

TOTAL HEALTH CARE		(140,730)

INDUSTRIALS - (0.4)%
Air Freight & Logistics - (0.1)%
C.H. Robinson Worldwide Inc.	(471)	(31,774)

Building Products - (0.1)%
LIXIL Group Corp.	(1,300)	(31,658	)(a)

Trading Companies & Distributors - (0.2)%
Sumitomo Corp.	(2,500)	(32,728	)(a)

TOTAL INDUSTRIALS		(96,160)

INFORMATION TECHNOLOGY - (0.5)%
Semiconductors & Semiconductor Equipment - (0.5)%
SunEdison Inc.	(5,720)	(114,400	)*

UNDERLYING FUND INVESTMENTS - (2.9)%
SPDR S&P 500 ETF Trust	(1,297)	(250,438)
SPDR S&P Midcap 400 ETF Trust	(809)	(201,546)
Vanguard Energy ETF	(823)	(114,051)

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Vanguard FTSE Europe ETF	(2,078)	$(119,153)

Total Underlying Fund Investments		(685,188)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(1,269,694))		(1,246,813)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Google Inc., Call	1/17/15	$610.00	6	$13,380
Google Inc., Put	1/17/15	460.00	6	2,100
Hertz Global Holdings Inc., Call	9/20/14	32.00	22	880
L Brands Inc., Call	1/15/16	67.50	18	5,535
L Brands Inc., Put	1/15/16	46.50	18	5,355
LinkedIn Corp., Put	1/15/16	175.00	5	15,050
Market Vectors Gold Miners ETF, Put	1/17/15	35.00	16	15,120
MasterCard Inc., Call	1/17/15	82.00	17	3,145
MasterCard Inc., Put	1/17/15	62.00	17	1,394
Ralph Lauren Corp., Call	1/17/15	175.00	10	3,000
Ralph Lauren Corp., Put	1/17/15	140.00	10	3,000
Starbucks Corp., Call	1/15/16	82.50	18	11,070
Starbucks Corp., Put	1/15/16	60.00	18	4,050
Weatherford International PLC, Call	1/17/15	27.00	15	713
Weatherford International PLC, Put	1/17/15	18.00	15	555

TOTAL WRITTEN OPTIONS (Premiums received - $105,452)				$84,347

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Permal Alternative Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Fund’s manager, Permal Asset Management LLC (“Permal”), through which the Fund will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. Permal may also manage Fund assets directly.

The Fund’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Fund. The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Alternative Select Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). This Schedule of Investments is the consolidated Schedule of Investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$2,191,105	$196,758	—	$2,387,863
Energy	1,412,690	48,380	—	1,461,070
Financials	291,225	25,390	—	316,615
Industrials	749,664	171,962	—	921,626
Information technology	1,091,880	85,276	—	1,177,156
Materials	399,311	55,262	—	454,573
Telecommunication services	17,969	29,020	—	46,989
Other common stocks	1,474,235	—	—	1,474,235
Preferred stocks	158,100	—	—	158,100
Convertible bonds & notes	—	834,501	—	834,501
Corporate bonds & notes	—	3,464,238	—	3,464,238
Master limited partnerships	167,513	—	—	167,513
Municipal bonds	—	257,687	—	257,687
Purchased options	250,400	10,972	—	261,372
Warrants	—	10,074	—	10,074

Total long-term investments	$8,204,092	$5,189,520	—	$13,393,612

Short-term investments†	4,531,139	—	—	4,531,139

Total investments	$12,735,231	$5,189,520	—	$17,924,751

Other financial instruments:
Futures contracts	$53,490	—	—	$53,490
Forward foreign currency contracts	—	$44,485	—	44,485
OTC total return swaps	—	175,457	—	175,457

Total other financial instruments	$53,490	$219,942	—	$273,432

Total	$12,788,721	$5,409,462	—	$18,198,183

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Securities sold short	$1,154,797	$92,016	—	$1,246,813
Written options	84,347	—	—	84,347
Futures contracts	40,938	—	—	40,938
Forward foreign currency contracts	—	69,938	—	69,938
OTC total return swaps	—	32,473	—	32,473

Total	$1,280,082	$194,427	—	$1,474,509

†	See Consolidated Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2014, securities valued at $612,048 and securities sold short valued at $92,016 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that Permal or a subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. The collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Consolidated Schedule of Investments.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of July 31, 2014, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the period ended July 31, 2014, see Note 3.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Securities pledged as collateral, if any, to cover the obligations of the Fund under derivative contracts, are noted in the Consolidated Schedule of Investments.

As of July 31, 2014, the Fund held written options, forward foreign currency contracts and OTC total return swaps with credit related contingent features which had a liability position of $186,758. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(m) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$547,450
Gross unrealized depreciation	(479,431)

Net unrealized appreciation	$68,019

During the period ended July 31, 2014, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of February 7, 2014	—	—
Options written	1,176,797	$510,553
Options closed	(1,176,578)	(404,330)
Options exercised	—	—
Options expired	(8)	(771)

Written options, outstanding as of July 31, 2014	211	$105,452

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At July 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Bankers Acceptance	2	6/15	$452,380	$452,378	$(2)
3-Month Euribor	17	12/16	5,664,810	5,667,346	2,536
90-Day Eurodollar	6	3/15	1,494,309	1,493,925	(384)
90-Day Sterling	3	6/16	619,882	619,817	(65)
CAC 40 10 Euro Index	1	8/14	58,758	56,843	(1,915)
DAX Index	1	9/14	333,408	315,296	(18,112)
E-Mini NASDAQ 100 Index	4	9/14	301,513	310,780	9,267
E-mini Nikkei 225 Index	66	9/14	982,500	1,004,132	21,632
E-mini S&P 500 Index	15	9/14	1,453,831	1,443,600	(10,231)
Euro Stoxx 50	5	9/14	213,155	208,825	(4,330)
FTSE 100 Index	3	9/14	339,603	338,462	(1,141)
Gold 100 Ounce	1	12/14	130,605	128,280	(2,325)
H-shares Index	3	8/14	215,014	215,592	578
Hang Seng Index	2	8/14	315,124	319,559	4,435
MSCI Taiwan Index	1	8/14	33,342	33,050	(292)
SPI 200 Index	1	9/14	126,967	129,405	2,438
Topix Index	3	9/14	374,815	376,221	1,406
U.S. Treasury Long-Term Bonds	2	9/14	273,704	274,813	1,109
U.S. Treasury Ultra Long-Term Bonds	1	9/14	148,377	150,844	2,467

					7,071

Contracts to Sell:
90-Day Eurodollar	6	3/16	1,480,516	1,479,375	1,141
90-Day Eurodollar	8	12/16	1,956,315	1,955,900	415
CBOE Volatility Index	1	9/14	13,599	15,500	(1,901)
Corn	1	12/14	20,874	18,350	2,524
Natural Gas	1	8/14	41,148	38,410	2,738
Sugar No. 11	1	9/14	19,239	18,435	804
Wheat	1	9/14	26,273	26,513	(240)

					5,481

Net unrealized appreciation on open futures contracts					$12,552

At July 31, 2014, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian Dollar	Deutsche Bank AG	760,000	$706,121	8/8/14	$(10,902)
Australian Dollar	Deutsche Bank AG	190,000	176,530	8/8/14	(2,727)
Australian Dollar	Deutsche Bank AG	170,000	157,948	8/8/14	(2,829)
Australian Dollar	Deutsche Bank AG	120,000	111,493	8/8/14	(23)
Australian Dollar	Deutsche Bank AG	60,000	55,746	8/8/14	(418)
Australian Dollar	Deutsche Bank AG	50,000	46,455	8/8/14	(139)
Australian Dollar	Deutsche Bank AG	50,000	46,455	8/8/14	(520)
Australian Dollar	Deutsche Bank AG	40,000	37,164	8/8/14	(666)
Australian Dollar	Deutsche Bank AG	20,000	18,582	8/8/14	(207)
British Pound	Deutsche Bank AG	340,000	574,003	8/8/14	(6,805)
British Pound	Deutsche Bank AG	20,000	33,765	8/8/14	(401)
Canadian Dollar	Deutsche Bank AG	380,000	348,455	8/8/14	(5,679)
Canadian Dollar	Deutsche Bank AG	100,000	91,699	8/8/14	(1,501)
Canadian Dollar	Deutsche Bank AG	30,000	27,510	8/8/14	(430)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Canadian Dollar	Deutsche Bank AG	10,000	9,170	8/8/14	(138)
Euro Currency	Deutsche Bank AG	40,000	53,563	8/8/14	54
Japanese Yen	Deutsche Bank AG	47,470,000	461,489	8/8/14	(6,745)
Japanese Yen	Deutsche Bank AG	4,400,000	42,775	8/8/14	(616)
Mexican Peso	Deutsche Bank AG	2,190,000	165,609	8/8/14	(3,561)
Mexican Peso	Deutsche Bank AG	470,000	35,542	8/8/14	(764)
Mexican Peso	Deutsche Bank AG	140,000	10,587	8/8/14	(226)
Mexican Peso	Deutsche Bank AG	100,000	7,562	8/8/14	(156)
Mexican Peso	Deutsche Bank AG	80,000	6,050	8/8/14	(110)
Mexican Peso	Deutsche Bank AG	20,000	1,512	8/8/14	(21)
New Zealand Dollar	Deutsche Bank AG	350,000	297,209	8/8/14	(6,465)
New Zealand Dollar	Deutsche Bank AG	150,000	127,375	8/8/14	(2,774)
New Zealand Dollar	Deutsche Bank AG	30,000	25,476	8/8/14	(429)
New Zealand Dollar	Deutsche Bank AG	20,000	16,983	8/8/14	(165)
Norwegian Krone	Deutsche Bank AG	400,000	63,621	8/8/14	(1,003)
Norwegian Krone	Deutsche Bank AG	60,000	9,543	8/8/14	(6)
Norwegian Krone	Deutsche Bank AG	40,000	6,362	8/8/14	(87)
Norwegian Krone	Deutsche Bank AG	30,000	4,770	8/8/14	(48)
Polish Zloty	Deutsche Bank AG	50,000	16,020	8/8/14	(226)
South African Rand	Deutsche Bank AG	370,000	34,483	8/8/14	(559)
South African Rand	Deutsche Bank AG	140,000	13,047	8/8/14	(89)
South African Rand	Deutsche Bank AG	130,000	12,116	8/8/14	(144)
South African Rand	Deutsche Bank AG	110,000	10,252	8/8/14	(180)
South African Rand	Deutsche Bank AG	90,000	8,388	8/8/14	(166)
South African Rand	Deutsche Bank AG	60,000	5,592	8/8/14	(114)
South African Rand	Deutsche Bank AG	20,000	1,864	8/8/14	(12)
South African Rand	Deutsche Bank AG	10,000	932	8/8/14	(15)
Swedish Krona	Deutsche Bank AG	230,000	33,341	8/8/14	(260)
Swedish Krona	Deutsche Bank AG	30,000	4,350	8/8/14	(44)
Turkish Lira	Deutsche Bank AG	140,000	65,236	8/8/14	(1,323)
Turkish Lira	Deutsche Bank AG	60,000	27,957	8/8/14	(433)
Turkish Lira	Deutsche Bank AG	30,000	13,980	8/8/14	(312)
Turkish Lira	Deutsche Bank AG	30,000	13,979	8/8/14	(285)
Yuan Renminbi	Deutsche Bank AG	678,020	109,357	9/11/14	957
Yuan Renminbi	Deutsche Bank AG	551,594	88,966	9/11/14	866
Yuan Renminbi	Deutsche Bank AG	451,575	72,834	9/11/14	634
Yuan Renminbi	Deutsche Bank AG	367,415	59,260	9/11/14	560
Brazilian Real	Deutsche Bank AG	110,000	47,883	9/17/14	(838)
Brazilian Real	Deutsche Bank AG	80,000	34,820	9/17/14	(189)
Brazilian Real	Deutsche Bank AG	70,000	30,468	9/17/14	(78)
Indian Rupee	Deutsche Bank AG	2,320,000	37,941	9/17/14	(635)
Indian Rupee	Deutsche Bank AG	930,000	15,209	9/17/14	(227)
Indian Rupee	Deutsche Bank AG	880,000	14,392	9/17/14	(166)
Indian Rupee	Deutsche Bank AG	790,000	12,920	9/17/14	(169)
Indian Rupee	Deutsche Bank AG	780,000	12,756	9/17/14	(226)
Indian Rupee	Deutsche Bank AG	600,000	9,812	9/17/14	(75)
Indian Rupee	Deutsche Bank AG	520,000	8,504	9/17/14	(189)
Indian Rupee	Deutsche Bank AG	470,000	7,686	9/17/14	(50)
Indian Rupee	Deutsche Bank AG	430,000	7,032	9/17/14	(29)
Indian Rupee	Deutsche Bank AG	400,000	6,542	9/17/14	(59)
Indian Rupee	Deutsche Bank AG	390,000	6,378	9/17/14	(62)
Indian Rupee	Deutsche Bank AG	370,000	6,051	9/17/14	(84)
Indian Rupee	Deutsche Bank AG	340,000	5,560	9/17/14	(73)
Indian Rupee	Deutsche Bank AG	300,000	4,906	9/17/14	(70)
Indian Rupee	Deutsche Bank AG	300,000	4,905	9/17/14	(55)
Indian Rupee	Deutsche Bank AG	280,000	4,580	9/17/14	(50)
Indian Rupee	Deutsche Bank AG	270,000	4,416	9/17/14	(85)
Indian Rupee	Deutsche Bank AG	200,000	3,271	9/17/14	(31)
Indian Rupee	Deutsche Bank AG	190,000	3,107	9/17/14	(50)
Indian Rupee	Deutsche Bank AG	120,000	1,962	9/17/14	(4)
Indian Rupee	Deutsche Bank AG	70,000	1,145	9/17/14	(17)
Russian Ruble	Deutsche Bank AG	1,120,000	31,005	9/17/14	(877)
Russian Ruble	Deutsche Bank AG	240,000	6,644	9/17/14	(229)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Russian Ruble	Deutsche Bank AG	210,000	5,813	9/17/14	(186)
Russian Ruble	Deutsche Bank AG	200,000	5,537	9/17/14	(156)
Russian Ruble	Deutsche Bank AG	160,000	4,429	9/17/14	(199)
Russian Ruble	Deutsche Bank AG	140,000	3,876	9/17/14	(155)
Russian Ruble	Deutsche Bank AG	110,000	3,045	9/17/14	(90)
Russian Ruble	Deutsche Bank AG	100,000	2,768	9/17/14	(142)
Russian Ruble	Deutsche Bank AG	90,000	2,491	9/17/14	(104)
Russian Ruble	Deutsche Bank AG	60,000	1,661	9/17/14	(87)
Russian Ruble	Deutsche Bank AG	50,000	1,384	9/17/14	(35)
Yuan Renminbi	Deutsche Bank AG	680,156	109,094	12/11/14	694
Yuan Renminbi	Deutsche Bank AG	452,997	72,659	12/11/14	459

					(62,270)

Contracts to Sell:
Australian Dollar	Deutsche Bank AG	20,000	18,582	8/8/14	304
Australian Dollar	Deutsche Bank AG	20,000	18,582	8/8/14	197
Australian Dollar	Deutsche Bank AG	30,000	27,873	8/8/14	353
Australian Dollar	Deutsche Bank AG	40,000	37,164	8/8/14	344
Australian Dollar	Deutsche Bank AG	150,000	139,366	8/8/14	407
British Pound	Deutsche Bank AG	20,000	33,765	8/8/14	221
British Pound	Deutsche Bank AG	30,000	50,646	8/8/14	74
British Pound	Deutsche Bank AG	40,000	67,530	8/8/14	635
British Pound	Deutsche Bank AG	60,000	101,294	8/8/14	584
Canadian Dollar	Deutsche Bank AG	50,000	45,849	8/8/14	341
Canadian Dollar	Deutsche Bank AG	90,000	82,529	8/8/14	108
Canadian Dollar	Deutsche Bank AG	120,000	110,038	8/8/14	697
Canadian Dollar	Deutsche Bank AG	150,000	137,548	8/8/14	1,145
Euro	Deutsche Bank AG	20,000	26,782	8/8/14	70
Euro	Deutsche Bank AG	40,000	53,562	8/8/14	236
Euro	Deutsche Bank AG	49,000	65,614	8/8/14	450
Euro	Deutsche Bank AG	60,000	80,344	8/8/14	617
Euro	Deutsche Bank AG	70,000	93,734	8/8/14	146
Euro	Deutsche Bank AG	80,000	107,126	8/8/14	334
Euro	Deutsche Bank AG	211,000	282,543	8/8/14	2,704
Euro	Deutsche Bank AG	710,000	950,738	8/8/14	4,894
Japanese Yen	Deutsche Bank AG	230,000	2,236	8/8/14	33
Japanese Yen	Deutsche Bank AG	1,904,346	18,513	8/8/14	276
Japanese Yen	Deutsche Bank AG	1,915,954	18,626	8/8/14	176
Japanese Yen	Deutsche Bank AG	2,872,512	27,926	8/8/14	261
Japanese Yen	Deutsche Bank AG	2,872,839	27,929	8/8/14	49
Japanese Yen	Deutsche Bank AG	3,823,360	37,170	8/8/14	660
Japanese Yen	Deutsche Bank AG	4,380,000	42,581	8/8/14	596
Japanese Yen	Deutsche Bank AG	9,450,000	91,870	8/8/14	948
Japanese Yen	Deutsche Bank AG	11,490,864	111,711	8/8/14	(195)
Japanese Yen	Deutsche Bank AG	11,780,000	114,522	8/8/14	1,002
Japanese Yen	Deutsche Bank AG	16,262,438	158,099	8/8/14	2,679
Japanese Yen	Deutsche Bank AG	17,190,000	167,116	8/8/14	1,223
Japanese Yen	Deutsche Bank AG	18,103,620	175,998	8/8/14	(198)
Japanese Yen	Deutsche Bank AG	31,560,000	306,817	8/8/14	314
Japanese Yen	Deutsche Bank AG	34,100,000	331,510	8/8/14	3,558
Mexican Peso	Deutsche Bank AG	200,000	15,124	8/8/14	266
Mexican Peso	Deutsche Bank AG	420,000	31,761	8/8/14	429
Mexican Peso	Deutsche Bank AG	550,000	41,591	8/8/14	341
Mexican Peso	Deutsche Bank AG	650,000	49,153	8/8/14	65
New Zealand Dollar	Deutsche Bank AG	30,000	25,475	8/8/14	37
New Zealand Dollar	Deutsche Bank AG	40,000	33,966	8/8/14	193
New Zealand Dollar	Deutsche Bank AG	40,000	33,967	8/8/14	46
New Zealand Dollar	Deutsche Bank AG	50,000	42,458	8/8/14	195
New Zealand Dollar	Deutsche Bank AG	90,000	76,425	8/8/14	737
Norwegian Krone	Deutsche Bank AG	10,000	1,591	8/8/14	1
Norwegian Krone	Deutsche Bank AG	40,000	6,362	8/8/14	41
Norwegian Krone	Deutsche Bank AG	50,000	7,953	8/8/14	97
Norwegian Krone	Deutsche Bank AG	60,000	9,544	8/8/14	66

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Norwegian Krone	Deutsche Bank AG	80,000	12,724	8/8/14	138
Norwegian Krone	Deutsche Bank AG	160,000	25,448	8/8/14	268
Norwegian Krone	Deutsche Bank AG	1,590,000	252,893	8/8/14	4,014
Polish Zloty	Deutsche Bank AG	70,000	22,428	8/8/14	211
South African Rand	Deutsche Bank AG	30,000	2,796	8/8/14	7
South African Rand	Deutsche Bank AG	50,000	4,660	8/8/14	53
South African Rand	Deutsche Bank AG	130,000	12,116	8/8/14	76
South African Rand	Deutsche Bank AG	220,000	20,503	8/8/14	50
Swedish Krona	Deutsche Bank AG	40,000	5,800	8/8/14	57
Swedish Krona	Deutsche Bank AG	60,000	8,698	8/8/14	51
Swedish Krona	Deutsche Bank AG	80,000	11,596	8/8/14	79
Swedish Krona	Deutsche Bank AG	650,000	94,226	8/8/14	722
Turkish Lira	Deutsche Bank AG	10,000	4,660	8/8/14	67
Turkish Lira	Deutsche Bank AG	40,000	18,639	8/8/14	25
Turkish Lira	Deutsche Bank AG	80,000	37,278	8/8/14	161
British Pound	Credit Suisse International	101,000	170,509	8/11/14	2,489
South Korean Won	Deutsche Bank AG	36,063,973	35,060	8/18/14	(21)
South Korean Won	Deutsche Bank AG	36,096,788	35,092	8/18/14	12
South Korean Won	Deutsche Bank AG	36,131,891	35,126	8/18/14	(23)
South Korean Won	Deutsche Bank AG	36,226,879	35,218	8/18/14	(142)
South Korean Won	Deutsche Bank AG	72,190,180	70,180	8/18/14	122
South Korean Won	Deutsche Bank AG	72,477,298	70,459	8/18/14	(153)
South Korean Won	Deutsche Bank AG	72,537,953	70,518	8/18/14	(535)
South Korean Won	Deutsche Bank AG	109,035,753	105,901	9/4/14	(400)
Brazilian Real	Deutsche Bank AG	40,000	17,411	9/17/14	156
Brazilian Real	Deutsche Bank AG	40,000	17,412	9/17/14	261
Brazilian Real	Deutsche Bank AG	100,000	43,525	9/17/14	118
Indian Rupee	Deutsche Bank AG	70,000	1,145	9/17/14	—
Indian Rupee	Deutsche Bank AG	120,000	1,962	9/17/14	3
Indian Rupee	Deutsche Bank AG	150,000	2,453	9/17/14	30
Indian Rupee	Deutsche Bank AG	260,000	4,252	9/17/14	54
Indian Rupee	Deutsche Bank AG	400,000	6,542	9/17/14	35
Indian Rupee	Deutsche Bank AG	440,000	7,196	9/17/14	37
Indian Rupee	Deutsche Bank AG	460,000	7,523	9/17/14	54
Indian Rupee	Deutsche Bank AG	540,000	8,831	9/17/14	(9)
Indian Rupee	Deutsche Bank AG	740,000	12,102	9/17/14	55
Indian Rupee	Deutsche Bank AG	1,890,000	30,909	9/17/14	222
Russian Ruble	Deutsche Bank AG	80,000	2,214	9/17/14	38
Russian Ruble	Deutsche Bank AG	100,000	2,768	9/17/14	94
Russian Ruble	Deutsche Bank AG	120,000	3,322	9/17/14	66
Russian Ruble	Deutsche Bank AG	130,000	3,599	9/17/14	(4)
Russian Ruble	Deutsche Bank AG	150,000	4,152	9/17/14	23
Russian Ruble	Deutsche Bank AG	170,000	4,706	9/17/14	160
Russian Ruble	Deutsche Bank AG	180,000	4,983	9/17/14	185
Russian Ruble	Deutsche Bank AG	210,000	5,814	9/17/14	160
Russian Ruble	Deutsche Bank AG	260,000	7,198	9/17/14	119
Russian Ruble	Deutsche Bank AG	270,000	7,473	9/17/14	216
Russian Ruble	Deutsche Bank AG	410,000	11,350	9/17/14	148
Russian Ruble	Deutsche Bank AG	540,000	14,949	9/17/14	275
Euro	Deutsche Bank AG	49,000	67,741	8/8/17	(1,764)

					36,817

Net unrealized depreciation on open forward foreign currency contracts					$(25,453)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At July 31, 2014, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse Securities (Europe) Ltd.	5,006		5/31/15	1-Month LIBOR	Northern Tier Energy LP‡	—	$50
Credit Suisse Securities (Europe) Ltd.	144,202		6/22/15	1-Month LIBOR	Time Warner Cable Inc. ‡	—	8,544
Credit Suisse Securities (Europe) Ltd.	64,780		6/22/15	1-Month LIBOR	Brookdale Senior Living Inc. ‡	—	8,174
Credit Suisse Securities (Europe) Ltd.	38,816		6/22/15	1-Month LIBOR	Apple Inc. ‡	—	5,362
Credit Suisse Securities (Europe) Ltd.	61,862		6/22/15	1-Month LIBOR	Ally Financial Inc. ‡	—	(3,558)
Credit Suisse Securities (Europe) Ltd.	73,898		6/22/15	1-Month LIBOR	AMBAC Financial Group Inc. ‡	—	(17,279)
Credit Suisse Securities (Europe) Ltd.	44,959	EUR	8/13/15	1-Month LIBOR	JC Decaux SA‡	—	(10,877)
Credit Suisse Securities (Europe) Ltd.	6,315	EUR	1/22/16	1-Month LIBOR	Vivendi SA‡	—	633
Credit Suisse Securities (Europe) Ltd.	31,330	GBP	2/13/19	1-Month LIBOR	Inmarsat PLC‡	—	2,326
Credit Suisse Securities (Europe) Ltd.	11,051	EUR	2/13/19	1-Month LIBOR	Vivendi SA‡	—	(759)
Morgan Stanley Capital Services LLC	2,240,285		2/16/16	USD-Federal Funds-H.15	Apex R2 basket‡†	—	150,368

Total						—	$142,984

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

†	Custom equity basket of securities intended to perform in correlation to the Russell 2000 Index.

Abbreviations used in this table:

EUR	— Euro

GBP	— British Pound

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2014.

			Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk	Purchased Options, at value	Written Options, at value	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	OTC Swap Contracts, at value	Total
Interest Rate Risk	—	—	$7,668	$(451)	—	—	—	$7,217
Foreign Exchange Risk	$16,545	—	—	—	$44,485	$(69,938)	—	(8,908)
Equity Risk	244,827	$(84,347)	39,756	(37,922)	—	—	$142,984	305,298
Commodity Risk	—	—	6,066	(2,565)	—	—	—	3,501

Total	$261,372	$(84,347)	$53,490	$(40,938)	$44,485	$(69,938)	$142,984	$307,108

During the period ended July 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$307,863
Written options	178,206
Futures contracts (to buy)	12,445,357

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Futures contracts (to sell)	2,756,545
Forward foreign currency contracts (to buy)	7,767,849
Forward foreign currency contracts (to sell)	5,846,295

Average Notional Balance
Total return swap contracts	$3,524,256

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2014